Loss Per Share - Summary of Earnings Per Share, Basic and Diluted (Detail) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2025
Earnings Per Share, Basic [Abstract]
Net (loss) income		$ (27,414)
Less: net income (loss) attributable to non-controlling interests and LLC members prior to IPO		(4,056)	$ 212
Net (loss) income attributable to SOLV Energy, Inc., basic and diluted		$ (23,358)	(502)
Weighted average shares of common stock outstanding, basic	115,348,571	115,348,571
Net (loss) income per share, basic	$ (0.2)	$ (0.2)
Earnings Per Share, Diluted [Abstract]
Net (loss) income attributable to SOLV Energy, Inc., basic and diluted		$ (23,358)	$ (502)
Weighted average shares of common stock outstanding, basic	115,348,571	115,348,571
Weighted averages shares of common stock, diluted	115,348,571	115,348,571
Net (loss) income per share, diluted	$ (0.2)	$ (0.2)